Financial Risk Management_Credit Quality Of Loans That Are Neither Past Due Nor Impared Per IAS 39(Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	₩ 288,332,196
Grade 1
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	199,803,706
Grade 2
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	75,554,021
Grade 3
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	9,784,265
Grade 4
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	2,312,784
Grade 5
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	877,420
Retail
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	144,705,621
Retail | Grade 1
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	124,133,056
Retail | Grade 2
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	16,790,644
Retail | Grade 3
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	2,701,697
Retail | Grade 4
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	851,446
Retail | Grade 5
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	228,778
Corporate
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	129,130,466
Corporate | Grade 1
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	67,575,021
Corporate | Grade 2
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	53,842,610
Corporate | Grade 3
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	5,703,159
Corporate | Grade 4
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	1,390,131
Corporate | Grade 5
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	619,545
Credit card
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	14,496,109
Credit card | Grade 1
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	8,095,629
Credit card | Grade 2
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	4,920,767
Credit card | Grade 3
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	1,379,409
Credit card | Grade 4
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	71,207
Credit card | Grade 5
Loans Neither Past Due Nor Impaired Line Items [Line Items]
Loans Neither Past Due Nor Impaired	₩ 29,097